Property and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property and Equipment

		Land and	Rolling
	Note	buildings	stock	Equipment	Total
Cost
Balance at December 31, 2023		1,383,977	1,758,200	192,371	3,334,548
Additions through business combinations	5	115,405	465,400	9,278	590,083
Other additions		68,580	295,452	29,269	393,301
Disposals		(6,008)	(162,983)	(19,426)	(188,417)
Reclassification to assets held for sale		(30,974)	(44,961)	-	(75,935)
Effect of movements in exchange rates		(38,902)	(67,244)	(14,984)	(121,130)
Balance at December 31, 2024		1,492,078	2,243,864	196,508	3,932,450
Additions through business combinations	5	4,295	22,062	3,603	29,960
Other additions		49,436	201,466	21,836	272,738
Disposals		(3,727)	(103,541)	(11,764)	(119,032)
Reclassification to assets held for sale		(55,064)	(26,147)	(13)	(81,224)
Reclassification between categories*		-	(17,215)	17,215	-
Effect of movements in exchange rates		24,743	43,067	8,834	76,644
Balance at December 31, 2025		1,511,761	2,363,556	236,219	4,111,536

Accumulated Depreciation
Balance at December 31, 2023		105,401	690,232	123,443	919,076
Depreciation		25,222	286,817	20,541	332,580
Disposals		(5,829)	(107,464)	(17,169)	(130,462)
Reclassification to assets held for sale		(2,237)	(28,226)	-	(30,463)
Effect of movements in exchange rates		(5,795)	(34,270)	(9,303)	(49,368)
Balance at December 31, 2024		116,762	807,089	117,512	1,041,363
Depreciation		26,613	306,545	17,744	350,902
Disposals		(3,584)	(58,019)	(11,410)	(73,013)
Reclassification to assets held for sale		(6,134)	(13,294)	(13)	(19,441)
Reclassification between categories*		-	(7,985)	7,985	-
Effect of movements in exchange rates		3,716	22,776	5,907	32,399
Balance at December 31, 2025		137,373	1,057,112	137,725	1,332,210

Net carrying amounts
At December 31, 2024		1,375,316	1,436,775	78,996	2,891,087
At December 31, 2025		1,374,388	1,306,444	98,494	2,779,326

* Reclassification between categories had no impact on the depreciation of the reclassified property and equipment